Accounts Receivable and Allowance for Credit Losses	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts Receivable and Allowance for Credit Losses

3. Accounts Receivable and Allowance for Credit Losses

Accounts receivable represents trade receivables from customers. We extend credit to our customers on an unsecured basis. Our exposure to credit losses depends on the financial conditions of them and macroeconomic factors beyond our control, such as global economic conditions or adverse impacts in the industries we serve, changes in oil prices and political instability. The health of our accounts receivable is continuously monitored using a risk-based model, taking into consideration both the timeliness and predictability of collections from our customers. We elected the practical expedient for estimating credit losses on ASC 606 current receivables and contract assets. We maintain a provision for estimated credit losses based upon our historical experience with our customers, along with any specific customer collection issues that we have identified from current financial information and business prospects, as well as any political or economic conditions or other market factors, including certain assumptions based on reasonable forward-looking information from market sources. Principally based on these credit risk factors.

Individual receivables written off when there is information indicating that the counterparty is in severe financial difficulty and the amounts are deemed uncollectible. An accounts receivable written off may still be subject to enforcement activities under our recovery procedures, taking into account legal advice where appropriate. Any subsequent recoveries made are recognized as income in the Consolidated Statements of Income and Comprehensive Income.

The Company had accounts receivable of $45,431,240 and $39,017,369 as of June 30, 2026 and December 31, 2025, respectively, of which accounts receivable from the top five customers accounted balance for approximately $28,150,250 and $25,709,937. As of June 30, 2026 and December 31, 2025, represented approximately 62.0% (the largest of which accounted for 16.1%) and 65.9% (the largest of which accounted for 23.0%) of total accounts receivable, respectively. The Company has no allowance for doubtful accounts as of June 30, 2026, and December 31, 2025 and no bad debt expense for the six months then ended.

The Group entered into Receivable Purchase Arrangements with some financial institutions to sell certain accounts receivable on a non-recourse basis for cash less related fees and expenses. Accordingly, those sold accounts receivable in this regard were no longer counted as the Company’s receivable in the consolidated financial statements. As of June 30, 2026, the Company sold accounts receivable of $24,413,659 ($24,082,821 as of December 31, 2025) to the financial institutions under such Receivable Purchase Arrangement and the entire amount has been fully received from financial institutions. Upon settlements from customers, the Company will receive $3,338,302 ($3,047,192 as of December 31, 2025) from those institutions.

As of the reporting date, all accounts receivable as of June 30, 2026 have been collected.